Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2016
Registrant Name	ARBITRAGE FUNDS
Central Index Key	0001105076
Amendment Flag	false
Document Creation Date	Oct. 03, 2016
Document Effective Date	Oct. 03, 2016
Prospectus Date	Sep. 30, 2016
THE ARBITRAGE FUND | Class R
Prospectus:
Trading Symbol	ARBFX
THE ARBITRAGE FUND | Class I
Prospectus:
Trading Symbol	ARBNX
THE ARBITRAGE FUND | Class C
Prospectus:
Trading Symbol	ARBCX
THE ARBITRAGE FUND | Class A
Prospectus:
Trading Symbol	ARGAX
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class R
Prospectus:
Trading Symbol	ARCFX
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class I
Prospectus:
Trading Symbol	ACFIX
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class C
Prospectus:
Trading Symbol	ARCCX
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class A
Prospectus:
Trading Symbol	AGCAX
THE ARBITRAGE EVENT-DRIVEN FUND | Class R
Prospectus:
Trading Symbol	AEDFX
THE ARBITRAGE EVENT-DRIVEN FUND | Class I
Prospectus:
Trading Symbol	AEDNX
THE ARBITRAGE EVENT-DRIVEN FUND | Class C
Prospectus:
Trading Symbol	AEFCX
THE ARBITRAGE EVENT-DRIVEN FUND | Class A
Prospectus:
Trading Symbol	AGEAX
Arbitrage Tactical Equity Fund | Class R
Prospectus:
Trading Symbol	ATQFX
Arbitrage Tactical Equity Fund | Class I
Prospectus:
Trading Symbol	ATQIX
Arbitrage Tactical Equity Fund | Class C
Prospectus:
Trading Symbol	ATQCX
Arbitrage Tactical Equity Fund | Class A
Prospectus:
Trading Symbol	ATQAX